Revenues - Additional Information (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disaggregation of Revenue [Line Items]
Revenues	$ 173,161,478	$ 167,262,185	$ 143,527,769
Unearned revenue	225,837	2,063,640
Voyage Charters [Member]
Disaggregation of Revenue [Line Items]
Contract with customer receivable	1,200,000	2,900,000
Contract fulfilment cost	22,419	193,265
Voyage Charters [Member] | Demurrage [Member]
Disaggregation of Revenue [Line Items]
Revenues	$ 2,700,000	$ 500,000	$ 4,200,000